Shareholders' Equity (Deficit) - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares subject to possible redemption	27,600,000	27,600,000
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares Issued	0	0
Preferred shares, shares outstanding	0	0
Class A Common Stock
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, issued	0	0
Ordinary shares, outstanding	0	0
Ordinary shares subject to possible redemption	27,600,000	27,600,000
Class B common stock
Ordinary shares, authorized	20,000,000	20,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, issued	6,900,000	6,900,000
Ordinary shares, outstanding	6,900,000	6,900,000
Voting rights	Holders are entitled to one vote for each share of Class B ordinary shares.